PROSPECTUS SUPPLEMENT

NORTHERN FUNDS — GLOBAL SUSTAINABILITY INDEX FUND

SUPPLEMENT DATED MARCH 31, 2008 TO PROSPECTUS DATED NOVEMBER 15, 2007

The following supplements the first paragraph under “Fund Management” on page 16 of the Prospectus:

Effective March 31, 2008, the managers for the Global Sustainability Index Fund are Shaun Murphy and Thomas E. O’Brien. Mr. Murphy, Senior Vice President of Northern Trust, has had such responsibility for the Fund since its inception. He is the team leader for international quantitative equity products. Prior to joining Northern Trust in June 2004, Mr. Murphy was a portfolio manager with State Street Global Advisors. Mr. O’Brien, Vice President of Northern Trust, has had responsibility for the Fund since March 2008. He has managed various quantitative equity portfolios since joining Northern Trust in November 2004. From 1997 to 2004, Mr. O’Brien was a principal at State Street Global Advisors in Boston.

50 South LaSalle P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT
NORTHERN FUNDS
Supplement dated March 31, 2008 to Statement of Additional Information dated November 15, 2007
The information beginning on page 42 with respect to Steven J. Santiccioli, portfolio manager of the Global Sustainability Index Fund, is deleted and replaced with the following:
PORTFOLIO MANAGERS
     The portfolio managers for the Fund are Shaun Murphy and Thomas E. O’Brien.
Accounts Managed by the Portfolio Managers
     The table below discloses accounts within each type of category listed below for which Thomas E. O’Brien is jointly and primarily responsible for day-to-day portfolio management as of the dates indicated.

			Number of Accounts
	Total		Managed that	Total Assets that
	Number of Accounts	Total Assets	Advisory Fee Based	Advisory Fee Based
Type of Accounts	Managed	(in Millions)	on Performance	on Performance
Northern Funds:*	0	$0	0	$0
Northern Institutional Funds:*	0	$0	0	$0
Other Registered Investment Companies:*	0	$0	0	$0
Other Pooled Investment Vehicles:*	3	$2,800	0	$0
Other Accounts:*	6	$8,000	0	$0

*	Information is as of February 29, 2008.
Disclosure of Securities Ownership:
     As of the date of this Additional Statement, no shares of the Fund were outstanding and the Fund’s portfolio manager did not beneficially own any shares of the Fund. As of February 29, 2008, Thomas E. O’Brien did not beneficially own any shares of the Fund.